Equity Securities	12 Months Ended
Dec. 31, 2024
Equity Securities [Abstract]
Equity Securities

Note 4: Equity Securities
Table 4.1 provides a summary of our equity securities by business purpose and accounting method.
Table 4.1: Equity Securities

(in millions)	Dec 31, 2024	Dec 31, 2023
Equity securities held for trading at fair value (1)	$19,270	18,449
Not held for trading:
Equity securities at fair value	3,052	1,392
Tax credit investments (2)	21,933	20,016
Private equity (3)	12,607	12,203
Federal Reserve Bank stock and other at cost (4)	3,782	5,276
Total equity securities not held for trading	41,374	38,887
Total equity securities	$60,644	57,336
(1)Represents securities held as part of our customer accommodation trading activities. For additional information on these activities, see Note 2 (Trading Activities). Includes securities with a fair value of $590 million at December 31, 2024, subject to contractual lock-up periods restricting the sale of the securities, the majority of which expire in second quarter 2025.
(2)Includes affordable housing investments of $12.3 billion and $12.9 billion at December 31, 2024 and 2023, respectively, and renewable energy investments of $9.4 billion and $6.8 billion at December 31, 2024 and 2023, respectively. Tax credit investments are accounted for using either the proportional amortization method or the equity method. See Note 16 (Securitizations and Variable Interest Entities) for information about tax credit investments.
(3)Includes equity securities accounted for under the measurement alternative of $9.3 billion and $9.1 billion at December 31, 2024 and 2023, respectively, which were predominantly securities associated with our venture capital investments. The remaining securities are accounted for using the equity method.
(4)Includes $3.5 billion of investments in Federal Reserve Bank stock at both December 31, 2024 and 2023, and $224 million and $1.7 billion of investments in Federal Home Loan Bank stock at December 31, 2024 and 2023, respectively.
Net Gains and Losses Not Held for Trading
Table 4.2 provides a summary of the net gains and losses from equity securities not held for trading, which excludes equity method adjustments for our share of the investee’s earnings or losses that are recognized in other noninterest income. Gains and losses for securities held for trading are reported in net gains from trading and securities.
Table 4.2: Net Gains (Losses) from Equity Securities Not Held for Trading

	Year ended December 31,
(in millions)	2024	2023	2022
Net gains (losses) from equity securities carried at fair value	442	84	(307)
Net gains (losses) from equity securities not carried at fair value (1):
Impairment write-downs	(773)	(1,307)	(2,452)
Net unrealized gains (2)	679	578	1,101
Net realized gains	722	204	852
Total net gains (losses) from equity securities not carried at fair value	628	(525)	(499)
Total net gains (losses) from equity securities not held for trading	$1,070	(441)	(806)
(1)Includes amounts related to venture capital and private equity investments in consolidated portfolio companies, which are not reported in equity securities on our consolidated balance sheet.
(2)Includes unrealized gains (losses) due to observable price changes from equity securities accounted for under the measurement alternative.
Measurement Alternative
Table 4.3 provides additional information about the impairment write-downs and observable price changes from nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 4.2.
Table 4.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2024	2023	2022
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains from observable price changes	$758	607	1,115
Gross unrealized losses from observable price changes	(9)	(29)	(14)
Impairment write-downs	(618)	(1,113)	(2,263)
Net realized gains from sale	227	42	98
Total net gains (losses) recognized during the period	$358	(493)	(1,064)
Table 4.4 presents cumulative carrying value adjustments to nonmarketable equity securities accounted for under the measurement alternative that were still held at the end of each reporting period presented.
Table 4.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2024	2023	2022
Cumulative gains (losses):
Gross unrealized gains from observable price changes	$7,457	7,614	7,141
Gross unrealized losses from observable price changes	(53)	(44)	(14)
Impairment write-downs	(3,747)	(3,772)	(2,896)